Organization and Principal Activities	6 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

K-Tech Solutions Company Limited (the “Company”), was incorporated in the British Virgin Islands (“BVI”) with limited liability under Companies Act on December 2, 2024. The registered office of the Company is Craigmuir Chambers, Road Town, Tortola, VG 1110, British Virgin Islands.

The Company is controlled by Kwok Yiu Keung, Kwok Yiu Fai and Kwok Yiu Wah. Kwok Yiu Keung, Kwok Yiu Fai and Kwok Yiu Wah are referred to as the controlling shareholders.

The Company is principally engaged in design, development, testing and sales of a diverse portfolio of toy products ranging from simple plastic toy products to more complex electromechanical toy products in Hong Kong through its direct wholly owned subsidiary that is incorporated and domiciled in Hong Kong, namely K-Mark Technology Limited (“K-Mark Technology”).

Details of the Company are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of	Principal
Name	incorporation	2025	2024	incorporation	activities
K-Tech Solutions Company Limited	December 2, 2024	Parent	Parent	British Virgin Islands	Investment holdings
K-Mark Technology Limited	November 4, 2016	100% (Direct)	100% (Direct)	Hong Kong	Design, development, testing and sales of diverse portfolio of toy products

Reorganization

The Company was incorporated in the BVI on December 2, 2024, and is a holding company with no material operations. K-Mark Technology Limited was incorporated in Hong Kong as a limited liability company.

On December 30, 2024, as part of the reorganization, the Company acquired K-Mark Technology Limited. As a result, K-Mark Technology Limited became a direct wholly owned subsidiary of the Company.

During the years presented in these consolidated and combined financial statements, the control of these entities has been demonstrated by Kwok Yiu Keung, Kwok Yiu Fai and Kwok Yiu Wah, as joint owners, as if the Reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring of entities under common control and thus the current capital structure has been retrospectively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. The combination of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated and combined financial statements.